Voya Global Income and Growth Fund Investment Strategy - Voya Global Income and Growth Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that the Fund believes have potential for income, growth, or both. For purposes of this 80% policy, income means investments or instruments of any kind that are expected to produce income, including, without limitation, those that pay dividends and/or interest, whether in cash or in kind; that generate premiums; that are issued at a discount; or that otherwise generate or result in income for the Fund. For purposes of this 80% policy, growth means investments that are expected to generate capital appreciation.The Fund invests its assets (expressed as a percentage of its net assets) across asset classes approximately as follows (the “Target Allocation”): 33% in high-yield securities (excluding convertible securities), 33% in convertible securities (regardless of any credit rating assigned to the security), and 33% in equity securities and/or written covered call options on equity securities. This allocation is a target, and the Fund's allocation could change substantially due to portfolio manager decisions or as the investments’ asset values change due to market movements. On an ongoing basis, the actual mix of the Fund’s assets may deviate from the Target Allocation. The Fund's Target Allocation may be changed, at any time, by the sub-adviser (the “Sub-Adviser”). The Fund invests in securities of issuers in a number of different countries, including the United States. The Fund may invest in the securities of issuers located in developing and emerging market countries, including securities of such issuers that are traded on a U.S. stock exchange, and in American Depositary Receipts, when consistent with the Fund’s investment objective. Countries with developing and emerging markets include most countries in the world except Australia, Canada, Hong Kong, Israel, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Securities may be denominated in foreign (non-U.S.) currencies or in U.S. dollars. The Fund may hedge its exposure to instruments denominated in foreign (non-U.S.) currencies. The Sub-Adviser identifies companies by utilizing a fundamental, bottom-up research process that seeks to facilitate early identification of issuers that the Sub-Adviser believes demonstrate the ability to improve their fundamental characteristics. The Sub-Adviser then determines which asset class it believes has the potential to provide the optimal total return opportunity, subject to market conditions. For purposes of the Fund’s investments in high-yield securities, “high-yield securities” are instruments rated below investment grade by nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) (sometimes referred to as “high-yield bonds” or “junk bonds”). Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. The Fund may invest in issuers of any market capitalization. In addition to publicly-traded equity securities, the Fund may invest a significant portion of its assets in private placement securities (including Rule 144A and Regulation S securities). The Fund may also employ a strategy of writing call options on common stock to seek to enhance the Fund’s distributions and reduce overall portfolio risk. The Fund may invest in synthetic convertible instruments by combining debt instruments with a basket of warrants, or options or other derivatives that together produce the economic characteristics similar to a conventional convertible security. Additionally, the Fund may invest in structured notes or equity-linked securities that provide economic exposure similar to a convertible security. Convertible preferred securities, including mandatory and perpetual preferred securities, may also be used to gain convertible exposure. From time to time, the Fund may also acquire warrants, options, or equity securities as a result of company restructurings. The Fund may also invest in other derivative instruments, including, without limitation, foreign currency exchange contracts, options, and stock index futures contracts. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors in considering potential investments where the Sub-Adviser believes one or more of those factors might have such an effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.